Employee Retirement Plan (Details) - HZO, Inc. and Subsidiaries - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Employee Retirement Plan
Employment period for eligibility	30 days		30 days
Employer matching contribution	4.00%		4.00%
Vesting percentage	100.00%		100.00%
Employer contribution	$ 59,855	$ 75,723	$ 136,013	$ 150,319